Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies [Abstract]
Commitments and contingencies

29. Commitments and contingencies

Lease commitments

The future minimum lease payments under non-cancellable lease term that are not accounted for in the statement of financial position were as follows:

	December 31,	December 31,
	2022	2021
Within one year	3,450	3,450
Between one and five years	—	—
Total	3,450	3,450

Office lease expenses of CHF 6,001, CHF 52,280 and CHF 50,260 were recorded in 2022, 2021 and 2020, respectively, in the consolidated statement of profit or loss and other comprehensive loss.